FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2009

               Check here if Amendment [X]; Amendment Number: [1]

                        This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY  10017
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY          August 19, 2009
---------------------------       ------------------------   -------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   36
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Form 13F Information Table Value Total:   $ 68,388 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                  June 30, 2009


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AIR METHODS CORP                COM PAR $.06   009128307     3,447     126,000     SH           Sole             126,000
ALTRA HOLDINGS INC              COM            02208R106     933       124,600     SH           Sole             124,600
ANADIGICS INC                   COM            032515108     2,933     700,000     SH           Sole             700,000
ASHLAND INC NEW                 COM            044209104     1,403     50,000      SH           Sole             50,000
ASTEC INDS INC                  COM            046224101     3,711     125,000     SH           Sole             125,000
C&D TECHNOLOGIES INC            COM            124661109     472       236,000     SH           Sole             236,000
CABOT MICROELECTRONICS CORP     COM            12709P103     707       25,000      SH           Sole             25,000
CALIFORNIA MICRO DEVICES COR    COM            130439102     2,098     852,500     SH           Sole             852,500
ENPRO INDS INC                  COM            29355X107     1,441     80,000      SH           Sole             80,000
ENTEGRIS INC                    COM            29362U104     3,264     1,200,000   SH           Sole             1,200,000
GLOBALOPTIONS GROUP INC         COM NEW        37946D209     1,344     671,800     SH           Sole             671,800
ICO INC NEW                     COM            449293109     1,708     628,000     SH           Sole             628,000
ISHARES TR                      RUSSELL 2000   464287655     481       3,500       SH   PUT     Sole             3,500
ITERIS INC                      COM            46564T107     1,313     1,010,000   SH           Sole             1,010,000
KHD HUMBOLDT WEDAG INTL LTD     COM            482462108     417       50,000      SH           Sole             50,000
KHD HUMBOLDT WEDAG INTL LTD     COM            482462108     52        1,149       SH   CALL    Sole             1,149
LSI CORPORATION                 COM            502161102     2,280     500,000     SH           Sole             500,000
LATTICE SEMICONDUCTOR CORP      COM            518415104     2,914     1,550,000   SH           Sole             1,550,000
MICROSOFT CORP                  COM            594918104     4,516     190,000     SH           Sole             190,000
MICROSOFT CORP                  COM            594918104     13        950         SH   PUT     Sole             950
MICROCHIP TECHNOLOGY INC        COM            595017104     3,078     136,500     SH           Sole             136,500
MINDSPEED TECHNOLOGIES INC      COM NEW        602682205     637       295,000     SH           Sole             295,000
OIL DRI CORP AMER               COM            677864100     2,970     200,000     SH           Sole             200,000
QUALSTAR CORP                   COM            74758R109     1,591     726,500     SH           Sole             726,500
ROGERS CORP                     COM            775133101     2,832     140,000     SH           Sole             140,000
SCHIFF NUTRITION INTL INC       COM            806693107     2,800     550,000     SH           Sole             550,000
SOLUTIA INC                     COM NEW        834376501     2,419     420,000     SH           Sole             420,000
SONOCO PRODS CO                 COM            835495102     2,634     110,000     SH           Sole             110,000
SUPERIOR INDS INTEL INC         COM            868168105     705       50,000      SH           Sole             50,000
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109     2,509     265,000     SH           Sole             265,000
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109     289       3,596       SH   CALL    Sole             3,596
ULTRA CLEAN HLDGS INC.          COM            90385V107     753       315,000     SH           Sole             315,000
UNITED STATES STL CORP NEW      COM            912909108     2,680     75,000      SH           Sole             75,000
URBAN OUTFITTERS INC            COM            917047102     1,828     87,500      SH           Sole             87,500
WORLD WRESTLING ENTMT INC       CL A           98156Q108     1,884     150,000     SH           Sole             150,000
ZILOG INC                       COM PAR $0.01  989524301     3,332     1,400,000   SH           Sole             1,400,000